18. INCOME TAX AND SOCIAL CONTRIBUTION (Details 5)	12 Months Ended
Dec. 31, 2020
Tax losses [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Description	The Company incurs tax losses in the Parent Company as a result of financial expenses on its indebtedness, since it substantially holds all the loans and financing of the CSN Group. However, the Parent Company reported taxable income in two quarters of 2020.
Foreign exchange differences [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Description	Since 2012, the Company has opted for taxing exchange rate variations on a cash basis. As a result, taxes are due and expenses are deductible when the underlying asset or liability is settled.
Losses on Usiminas shares [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Description	Changes in investment in Usiminas shares are recognized on an accrual basis; however, the event that generates taxation or deductibility will only occur when the investment is sold.
Other provisions [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Description	Other provisions are recognized on an accrual basis and their taxation occurs only at the time of their realization, such as: provision for contingencies, loss for impairment, provision for environmental liabilities, etc.